Net Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.'s shareholders for basic/dilutive net income per share calculation	$ 513,873	3,234,264	2,235,772	1,850,436
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,265,550,000	3,265,550,000	3,246,426,000	3,225,250,000
Dilutive effect of employee stock options and restricted share units	11,154,000	11,154,000	15,460,000	23,733,000
Weighted average number of ordinary shares outstanding, diluted	3,276,704,000	3,276,704,000	3,261,886,000	3,248,983,000
Net income per share, basic	$ 0.16	0.99	0.69	0.57
Net income per share, diluted	$ 0.16	0.99	0.69	0.57
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	9,600,000	9,600,000	5,000,000	13,000,000